T. ROWE PRICE Retirement 2040 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 14.2%
T. Rowe Price Funds:
New Income Fund  1,506,668 157,981 63,399 202,764,589 1,577,509
International Bond Fund (USD
Hedged)  595,791 17,086 25,486 69,186,747 583,936
U.S. Treasury Long-Term Index
Fund  572,079 52,764 29,134 85,586,611 581,133
Dynamic Global Bond Fund  363,355 9,932 16,407 46,923,589 354,742
Emerging Markets Bond Fund  234,220 19,016 10,764 24,484,496 239,703
Limited Duration Inflation Focused
Bond Fund  189,539 60,744 11,551 50,648,926 237,544
High Yield Fund  162,242 37,334 8,579 32,165,136 189,774
Floating Rate Fund  48,806 7,976 1,837 6,023,230 54,811
Total Bond Funds (Cost $4,071,443) 3,819,152
EQUITY FUNDS 85.6%
T. Rowe Price Funds:
Value Fund  3,902,641 6,955 121,060 69,876,095 4,082,161
Growth Stock Fund  4,024,629 231,633 79,921 35,281,534 4,007,277
U.S. Large-Cap Core Fund  2,183,100 14,098 63,933 44,842,138 2,217,444
Equity Index 500 Fund  2,174,528 6,664 59,536 10,255,305 2,048,600
International Value Equity Fund  1,967,829 — 99,804 67,704,632 1,872,710
Overseas Stock Fund  1,804,895 549 65,075 95,399,731 1,766,803
International Stock Fund  1,590,085 279 123,900 63,110,022 1,496,970
Real Assets Fund  1,430,976 3,534 41,629 68,340,170 1,424,892
Emerging Markets Discovery Stock
Fund  807,849 147 23,389 34,013,558 748,978
Emerging Markets Stock Fund  774,316 284 23,430 13,099,553 732,658
Mid-Cap Value Fund  787,766 — 104,468 17,742,184 685,380
Mid-Cap Growth Fund  692,793 131 27,170 6,567,473 676,975
New Horizons Fund (2) 463,115 28 26,610 7,041,672 425,810
Small-Cap Stock Fund  431,307 81 20,863 6,309,705 414,548
Small-Cap Value Fund  450,172 28 44,380 6,604,461 405,316
Total Equity Funds (Cost $12,840,774) 23,006,522
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  3,118 112,229 112,318 31,061 3,012
Total Other Mutual Funds (Cost $3,021) 3,012
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds  0.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 220,268 304,569 498,873 25,963,723 25,964

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.743%,
11/3/26 (4) 30,000,000 29,804
Total Short-Term Investments (Cost $55,769) 55,768
Total Investments in Securities 100.0%
(Cost $16,971,007) $ 26,884,454
Other Assets Less Liabilities (0.0)% (12,225)
Net Assets 100.0% $ 26,872,229
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 589 MSCI EAFE Index contracts 9/26 (95,088) $ (1,790)
Short, 598 Russell 2000 E-Mini Index contracts 9/26 (88,465) 1,337
Long, 532 S&P 500 E-Mini Index contracts 9/26 204,793 3,628
Net payments (receipts) of variation margin to date (2,960)
Variation margin receivable (payable) on open futures contracts $ 215

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (737) $ (2,138) $ 5,810
Emerging Markets Bond Fund  (139) (2,769) 3,978
Emerging Markets Discovery Stock Fund  10,209 (35,629) —
Emerging Markets Stock Fund  9,483 (18,512) —
Equity Index 500 Fund  101,106 (73,056) 5,873
Floating Rate Fund  (16) (134) 956
Growth Stock Fund  20,814 (169,064) —
High Yield Fund  (284) (1,223) 3,257
International Bond Fund (USD Hedged)  (620) (3,455) 4,431
International Stock Fund  27,873 30,506 —
International Value Equity Fund  86,031 4,685 —
Limited Duration Inflation Focused Bond Fund  (83) (1,188) 897
Mid-Cap Growth Fund  3,040 11,221 —
Mid-Cap Value Fund  31,769 2,082 —
New Horizons Fund  1,350 (10,723) —
New Income Fund  (4,228) (23,741) 19,342
Overseas Stock Fund  42,832 26,434 —
Real Assets Fund  16,635 32,011 —
Small-Cap Stock Fund  5,708 4,023 —
Small-Cap Value Fund  11,859 (504) —
Transition Fund  (796) (17) 227
U.S. Large-Cap Core Fund  21,044 84,179 —
U.S. Treasury Long-Term Index Fund  (5,629) (14,576) 6,444
Value Fund  46,707 293,625 —
U.S. Treasury Money Fund, 3.74% — — 1,142
Totals $ 423,928# $ 132,037 $ 52,357+

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $21 of the net realized gain (loss).
+ Investment income comprised $52,357 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2040 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2040 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 3,819,152 $ — $ — $ 3,819,152
Equity Funds 23,006,522 — — 23,006,522
Other Mutual Funds 3,012 — — 3,012
Short-Term Investments 25,964 29,804 — 55,768
Total Securities 26,854,650 29,804 — 26,884,454
Futures Contracts* 4,965 — — 4,965
Total $ 26,859,615 $ 29,804 $ — $ 26,889,419
Liabilities
Futures Contracts* $ 1,790 $ — $ — $ 1,790
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2040 Fund

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F143-054Q1 08/26